Inventories	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
INVENTORIES

NOTE 3 – INVENTORIES:

a.	Inventories as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30,	December 31,
	2024	2023
	(Unaudited)
Work in progress	$218	$173
Finished goods	221	541
Total inventories	$439	$714

b.	During the six months period ended June 30, 2024, the Company recorded approximately $268 for write-down of inventories under cost of revenues. During the three months period ended June 30, 2024, the Company did not recorded write-down of inventories.

During the six and three months period ended June 30, 2023, the Company recorded approximately $261 and $215 for write-down of inventories under cost of revenues, respectively.